S000093934 [Member] Performance Management - AB International Growth ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.